UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2003




ITEM 1. REPORT TO STOCKHOLDERS.
USAA WORLD GROWTH FUND - SEMIANNUAL REPORT FOR PERIOD ENDING
NOVEMBER 30, 2003

[LOGO OF USAA]
   USAA(R)

                   USAA WORLD GROWTH Fund

                              [GRAPHIC OF USAA WORLD GROWTH FUND]

                   S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
    NOVEMBER 30, 2003

                                             (C)2004, USAA. All rights reserved.

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                   5

FINANCIAL INFORMATION

    Portfolio of Investments                                                12

    Notes to Portfolio of Investments                                       19

    Financial Statements                                                    20

    Notes to Financial Statements                                           23

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                           WE MAY NOT HAVE REACHED THE PEAK
                                         OF THE CURRENT CYCLICAL BULL MARKET,
[PHOTO OF CHRISTOPHER W. CLAUS]              BUT WE HAVE SEEN A REMARKABLE
                                                 RUN-UP IN STOCK PRICES.

                                                          "
--------------------------------------------------------------------------------

                 Economic reports confirm that the U.S. and global economies began a robust expansion early in the autumn of 2003. We are finally seeing the results of the fiscal and monetary policies that were implemented to stimulate economic growth. The economy is benefiting from the lowest short-term interest rates in decades, reduced marginal tax rates, and increased government spending. Productivity has increased to its highest level in 20 years, and corporate America is starting once again to invest in capital goods and to add employees to its payrolls. Finally, American goods and services are more competitive in global markets because foreign currencies have gained strength over the U.S. dollar.

                 All of these positive developments have translated into the growth of the gross domestic product (GDP) and improved corporate profitability, both of which have significantly driven up stock prices. So we're left with the obvious question: Can the economy keep growing fast enough and long enough to support existing equity valuations and to provide for higher stock prices?

                 While no one can predict what will happen, we do believe that market volatility will remain the norm rather than the exception. We may not have reached the peak of the current cyclical bull market, but we have seen a remarkable run-up in stock prices. Consequently, we would not be surprised to see some form of

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 consolidation before stocks try to break through resistance levels - assuming, of course, that the economy keeps growing, more new jobs are created, corporate profitability continues to improve, and short-term rates (which are expected to increase in 2004) do not spike dramatically.

                 Whatever happens, the most effective strategy in any market cycle is a well-thought-out investment plan that incorporates asset allocation, diversification, and a true understanding of your personal tolerance for risk - all matched to your investment goals.

                 At USAA, we remain committed to helping you with your goals. We will continue to provide you with outstanding resources - a market-tested portfolio management team, world-class service, and no-load mutual funds without excessive fees, sales loads, or contractual plans.

                 For all of us here at USAA, I would like to thank you for your business.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA WORLD GROWTH FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in a mix of foreign (including emerging market) and domestic equity securities.

--------------------------------------------------------------------------------
                                          11/30/03               5/31/03
--------------------------------------------------------------------------------
Net Assets                             $257.0 Million         $231.3 Million
Net Asset Value Per Share                  $14.63                 $13.02

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/03
--------------------------------------------------------------------------------

5/31/03 TO 11/30/03*           1 YEAR          5 YEARS               10 YEARS
      12.37%                   17.45%           0.65%                  5.80%

* TOTAL RETURNS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                           CUMULATIVE PERFORMANCE COMPARISON

                     [CHART OF CUMULATIVE PERFORMANCE COMPARISON]


                  LIPPER GLOBAL         MSCI WORLD        LIPPER GLOBAL      USAA WORLD
                  FUNDS AVERAGE           INDEX            FUNDS INDEX       GROWTH FUND
                  -------------         ----------        -------------      -----------

11/30/1993         $10,000.00          $10,000.00          $10,000.00       $10,000.00
12/31/1993          10,764.22           10,486.88           10,817.98        10,762.09
 1/31/1994          11,300.53           11,176.10           11,335.65        17,673.51
 2/28/1994          11,076.81           11,029.00           11,071.30        17,206.84
 3/31/1994          10,617.52           10,551.05           10,555.04        17,254.71
 4/30/1994          10,794.07           10,874.74           10,717.22        16,237.61
 5/31/1994          10,774.93           10,900.25           10,717.22        14,729.92
 6/30/1994          10,556.96           10,867.49           10,463.33        14,873.51
 7/31/1994          10,874.73           11,071.61           10,810.05        13,700.86
 8/31/1994          11,272.77           11,402.51           11,257.25        14,478.64
 9/30/1994          11,074.27           11,100.39           11,057.71        14,969.24
10/31/1994          11,257.32           11,413.59           11,233.19        14,589.43
11/30/1994          10,787.54           10,916.05           10,705.90        14,024.60
12/31/1994          10,695.62           11,019.19           10,580.51        13,616.00
 1/31/1995          10,422.73           10,851.15           10,230.96        13,664.07
 2/28/1995          10,600.43           11,006.71           10,347.29        14,853.82
 3/31/1995          10,874.65           11,534.55           10,562.11        15,646.98
 4/30/1995          11,210.24           11,933.87           10,906.57        15,827.25
 5/31/1995          11,445.73           12,033.25           11,143.75        15,995.49
 6/30/1995          11,630.41           12,026.85           11,355.18        16,163.74
 7/31/1995          12,205.84           12,625.89           11,911.92        16,344.00
 8/31/1995          12,053.73           12,341.89           11,767.29        17,161.20
 9/30/1995          12,290.10           12,698.69           11,985.79        17,581.82
10/31/1995          12,047.53           12,496.03           11,698.22        11,355.28
11/30/1995          12,261.56           12,927.18           11,893.80        11,168.85
12/31/1995          12,528.71           13,302.41           12,125.33        10,601.09
 1/31/1996          12,899.59           13,540.30           12,483.09        10,719.72
 2/29/1996          13,041.64           13,619.98           12,614.42        10,770.57
 3/31/1996          13,262.64           13,843.80           12,807.90        10,609.56
 4/30/1996          13,690.75           14,166.49           13,232.51        10,866.48
 5/31/1996          13,834.62           14,175.89           13,350.92        11,392.56
 6/30/1996          13,849.96           14,244.74           13,315.54        11,254.57
 7/31/1996          13,286.00           13,738.46           12,737.05        11,383.94
 8/31/1996          13,591.98           13,893.51           13,063.59        10,865.12
 9/30/1996          13,999.03           14,434.61           13,431.62        10,830.46
10/31/1996          14,047.14           14,532.52           13,434.96        10,249.95
11/30/1996          14,739.73           15,344.04           14,070.29        10,258.61
12/31/1996          14,756.11           15,095.42           14,092.68        10,518.54
 1/31/1997          15,144.82           15,274.51           14,408.13        10,899.78
 2/28/1997          15,258.98           15,447.33           14,496.08        11,229.02
 3/31/1997          15,048.47           15,138.90           14,322.66        11,445.63
 4/30/1997          15,304.65           15,630.86           14,504.41        12,017.51
 5/31/1997          16,185.63           16,592.80           15,390.88        11,852.29
 6/30/1997          16,910.78           17,417.52           16,051.56        11,982.73
 7/31/1997          17,754.87           18,216.87           16,853.47        11,704.46
 8/31/1997          16,754.83           16,995.38           15,920.18        11,901.26
 9/30/1997          17,798.00           17,915.82           16,908.35        12,221.74
10/31/1997          16,682.36           16,970.00           15,844.44        12,567.64
11/30/1997          16,787.14           17,267.41           15,877.55        12,789.37
12/31/1997          17,054.39           17,474.96           16,063.67        13,073.18
 1/31/1998          17,292.61           17,959.05           16,243.94        13,623.07
 2/28/1998          18,483.85           19,170.97           17,340.45        13,747.24
 3/31/1998          19,452.98           19,977.55           18,213.10        13,747.24
 4/30/1998          19,748.81           20,169.78           18,478.47        13,018.14
 5/31/1998          19,614.56           19,913.99           18,320.10        13,414.03
 6/30/1998          19,740.78           20,383.58           18,377.11        13,754.67
 7/31/1998          19,742.23           20,347.85           18,384.91        13,708.64
 8/31/1998          16,821.42           17,631.36           15,707.17        14,479.63
 9/30/1998          16,865.18           17,940.15           15,716.26        14,554.05
10/31/1998          17,916.49           19,558.86           16,756.65        15,105.77
11/30/1998          18,952.86           20,718.95           17,679.74        15,105.77
12/31/1998          19,875.58           21,728.02           18,414.24        14,953.57
 1/31/1999          20,419.98           22,200.64           18,798.94        15,143.82
 2/28/1999          19,774.04           21,606.92           18,256.70        16,018.96
 3/31/1999          20,463.98           22,503.40           18,883.40        16,751.42
 4/30/1999          21,383.71           23,387.35           19,740.09        17,514.63
 5/31/1999          20,800.15           22,529.60           19,159.69        16,660.98
 6/30/1999          21,923.20           23,577.26           20,125.07        17,661.81
 7/31/1999          21,912.40           23,503.35           20,179.16        16,602.10
 8/31/1999          21,928.52           23,458.37           20,158.08        16,258.68
 9/30/1999          21,760.74           23,227.72           19,983.10        16,426.56
10/31/1999          22,634.00           24,431.91           20,760.72        16,446.85
11/30/1999          24,369.71           25,116.07           22,155.01        17,684.68
12/31/1999          27,306.19           27,145.88           24,616.85        18,679.00
 1/31/2000          26,195.89           25,588.22           23,655.26        18,993.53
 2/29/2000          28,223.24           25,654.16           25,118.19        18,628.27
 3/31/2000          28,732.73           27,424.16           25,743.71        18,547.10
 4/30/2000          27,181.96           26,261.46           24,459.18        18,255.76
 5/31/2000          26,336.10           25,593.47           23,732.11        15,148.40
 6/30/2000          27,522.57           26,452.08           24,671.78        15,032.92
 7/31/2000          26,838.89           25,704.26           24,171.83        16,282.17
 8/31/2000          27,972.06           26,537.20           25,153.26        17,017.02
 9/30/2000          26,488.35           25,123.03           23,816.20        18,129.79
10/31/2000          25,750.82           24,699.01           23,236.10        18,707.17
11/30/2000          24,258.53           23,196.32           21,881.85        18,087.80
12/31/2000          24,995.18           23,568.51           22,523.73        18,854.14
 1/31/2001          25,432.22           24,022.36           22,896.72        19,515.51
 2/28/2001          23,553.73           21,989.52           21,218.90        19,011.61
 3/31/2001          21,867.13           20,541.49           19,745.01        20,082.39
 4/30/2001          23,445.15           22,055.69           21,098.26        20,283.15
 5/31/2001          23,279.17           21,768.29           20,969.71        20,403.42
 6/30/2001          22,647.62           21,083.20           20,380.28        20,097.26
 7/31/2001          22,102.80           20,801.39           19,875.00        20,709.59
 8/31/2001          21,204.21           19,799.88           19,085.65        21,792.08
 9/30/2001          19,131.84           18,052.55           17,302.71        23,701.68
10/31/2001          19,709.91           18,397.27           17,733.63        22,706.57
11/30/2001          20,869.75           19,482.86           18,700.80        23,701.68
12/31/2001          21,201.02           19,603.36           18,972.89        24,674.17
 1/31/2002          20,575.59           19,007.47           18,397.96        23,859.99
 2/28/2002          20,471.71           18,840.29           18,289.32        23,305.90
 3/31/2002          21,433.59           19,707.95           19,155.75        24,301.01
 4/30/2002          20,937.21           19,001.62           18,691.13        23,485.43
 5/31/2002          20,932.48           19,033.30           18,733.47        24,365.83
 6/30/2002          19,701.90           17,875.19           17,645.55        22,747.79
 7/31/2002          17,952.26           16,366.92           16,085.06        21,867.38
 8/31/2002          18,029.17           16,394.87           16,159.09        20,296.93
 9/30/2002          16,219.46           14,589.79           14,552.86        21,046.46
10/31/2002          17,127.98           15,664.83           15,384.25        21,629.44
11/30/2002          17,982.79           16,507.03           16,137.27        19,428.42
12/31/2002          17,188.78           15,705.01           15,433.93        17,822.27
 1/31/2003          16,629.26           15,226.42           14,939.14        19,392.73
 2/28/2003          16,223.01           14,959.93           14,571.51        18,916.83
 3/31/2003          16,046.93           14,910.55           14,410.48        18,333.86
 4/30/2003          17,395.41           16,231.90           15,647.60        18,036.43
 5/31/2003          18,501.51           17,156.05           16,611.30        17,370.17
 6/30/2003          18,854.33           17,450.80           16,930.25        15,645.05
 7/31/2003          19,304.73           17,803.14           17,288.12        16,180.44
 8/31/2003          19,812.99           18,185.59           17,745.79        17,144.12
 9/30/2003          19,919.60           18,295.04           17,842.77        17,362.40
10/31/2003          21,042.14           19,378.87           18,857.59        16,847.87
11/30/2003          21,394.08           19,671.77           19,207.63        16,823.94

                                   [END CHART]

                      DATA FROM 11/30/93 THROUGH 11/30/03.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA World Growth Fund to the following benchmarks:

                 o The Lipper Global Funds Average, an average performance level of all global funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Morgan Stanley Capital International (MSCI) World Index, an unmanaged index that reflects the movements of world stock markets by representing a broad selection of domestically listed companies within each market.

                 o The Lipper Global Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Global Funds category.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

DAVID R. MANNHEIM
  MFS Investment Management

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA World Growth Fund had a total return of 12.37% for the six-month period ended November 30, 2003. This compares to a return of 15.56% for the Lipper Global Funds Average, 15.63% for the Lipper Global Funds Index, and 14.66% for the Morgan Stanley Capital International (MSCI) World Index.

WHAT TYPES OF COMPANIES DID THE FUND EMPHASIZE?

                 As always, the composition of the portfolio was driven by company-specific factors, in conjunction with strict adherence to our growth-at-a-reasonable-price discipline.

                 The portfolio benefited from positive stock selection and our underweight position within the energy sector. Especially beneficial was the fact that we did not own Exxon Mobil (United States), an MSCI World Index holding that underperformed the sector. While we remain underweight in the sector, we continue to own Total S.A. (France). We believe the integrated oil company will benefit from strong production growth, and we like its attractive valuation relative to its industry peers.

                 In health care, our avoidance of Merck (United States), an MSCI World Index holding that performed poorly after the company announced lower-than-expected quartely results, benefited the Fund. While our overweight position hurt relative performance this quarter, we believe many health care companies offer better long-term growth opportunities than those

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-18

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 of most sectors and that these health care companies have attractive valuations relative to their growth prospects.

WHAT AREAS DETRACTED FROM PERFORMANCE?

                 Stock selection within the basic materials sector was a significant detractor from performance. L'Air Liquide S.A. (France) underperformed during the period primarily because its steady growth profile did not appear as attractive in the short term relative to other parts of the market that would benefit from a recovering economy, and it was coming off a period of relatively strong outperformance. A core portfolio holding, we continue to favor L'Air Liquide S.A. for its strong management, excellent franchise, and strong earnings visibility.

                 Within technology, both stock selection and being underweight detracted from performance for the period. We did not own Intel (United States) or Cisco (United States), both of which performed quite well. Our research led us to believe these stocks were somewhat expensive relative to their long-term growth prospects.

HOW WAS THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?

                 As the period progressed, the Fund's positioning reflected increased optimism about prospects for some companies in sectors such as retail and leisure. However, the market's revenue and earnings growth expectations, as reflected in stock prices, are factoring in a great deal of continued improvement in 2004. Our own research has led us to be more cautious about the actual degree of improvement. Therefore, we expect to continue to focus on stocks where our research analysts have a high degree of conviction about the overall quality of a company's earnings and cash flow growth potential, irrespective of its industry, market capitalization, or country of origin. At the end of the period, 32.3% of the Fund's net assets were in the United States, with the remainder outside the United States.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

            TOP 10 EQUITY HOLDINGS
              (% of Net Assets)

Reckitt Benckiser plc                        3.1%

L'Air Liquide S.A.                           2.4%

Sanofi-Synthelabo S.A.                       2.4%

Novartis AG                                  2.1%

Time Warner, Inc.                            1.8%

Diageo plc                                   1.7%

Citigroup, Inc.                              1.5%

Johnson & Johnson, Inc.                      1.5%

Praxair, Inc.                                1.5%

Reed Elsevier N.V.                           1.5%

              TOP 10 INDUSTRIES
              (% of Net Assets)

Pharmaceuticals                              12.0%

Integrated Telecommunication Services         7.2%

Diversified Banks                             5.5%

Industrial Gases                              4.9%

Apparel Retail                                4.3%

Movies & Entertainment                        3.9%

Regional Banks                                3.2%

Household Products                            3.1%

Oil & Gas Exploration & Production            3.1%

Electronic Equipment Manufacturers            2.8%

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-18.

 . . . C O N T I N U E D
========================--------------------------------------------------------

        ASSET ALLOCATION
            11/30/03

[PIE CHART OF ASSET ALLOCATION]

United States                   32.3%
United Kingdom                  16.2%
France                          10.4%
Japan                            8.6%
Switzerland                      7.8%
Other*                          25.9%

            [END CHART]

                 * INCLUDES COUNTRIES WITH LESS THAN 3% OF THE PORTFOLIO AND
                   MONEY MARKET INSTRUMENTS.

                 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

                 FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA WORLD GROWTH FUND
NOVEMBER 30, 2003 (UNAUDITED)

                                                                                             MARKET
    NUMBER                                                                                    VALUE
 OF SHARES     SECURITY                                                                       (000)
---------------------------------------------------------------------------------------------------
               INTERNATIONAL STOCKS (66.3%)

               AUSTRALIA (2.3%)
   280,425     News Corp. Ltd. (Movies & Entertainment)                                    $  2,394
   490,392     QBE Insurance Group Ltd. (Property & Casualty Insurance)(a)                    3,619
                                                                                           --------
                                                                                              6,013
                                                                                           --------

               AUSTRIA (0.7%)
    15,300     Erste Bank der oesterreichischen Sparkassen AG (Regional Banks)                1,749
                                                                                           --------

               BERMUDA (2.2%)
   101,800     Accenture Ltd. "A" (IT Consulting & Other Services) *                          2,535
    84,800     ACE Ltd. (Property & Casualty Insurance)                                       3,091
                                                                                           --------
                                                                                              5,626
                                                                                           --------

               CANADA (2.6%)
   110,900     BCE, Inc. (Integrated Telecommunication Services)                              2,468
    28,392     Canadian National Railway Co. (Railroads)(a)                                   1,685
    31,500     Canadian Natural Resources Ltd. (Oil & Gas Exploration & Production)           1,402
    23,100     Talisman Energy, Inc. (Oil & Gas Exploration & Production)                     1,167
                                                                                           --------
                                                                                              6,722
                                                                                           --------

               FRANCE (10.4%)
   130,500     AXA S.A. (Multi-Line Insurance)                                                2,510
    42,800     Carrefour S.A. (Food Retail)                                                   2,308
    98,600     France Telecom S.A. (Integrated Telecommunication Services) *                  2,543
    38,700     L'Air Liquide S.A. (Industrial Gases)                                          6,222
    13,500     L'Oreal S.A. (Personal Products)                                               1,002
    90,900     Sanofi-Synthelabo S.A. (Pharmaceuticals)                                       6,162
    22,391     Schneider Electric S.A. (Electrical Components & Equipment)                    1,381
     8,500     Total S.A. (Integrated Oil & Gas)                                              1,375
    38,474     Total S.A. ADR (Integrated Oil & Gas)                                          3,107
                                                                                           --------
                                                                                             26,610
                                                                                           --------

               GERMANY (1.4%)
    51,300     Bayerische Motoren Werke AG (Automobile Manufacturers)                         2,261
    26,500     Schering AG (Pharmaceuticals)                                                  1,334
                                                                                           --------
                                                                                              3,595
                                                                                           --------

               HONG KONG (0.6%)
   473,500     Esprit Holdings Ltd. (Apparel Retail)                                          1,513
                                                                                           --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2003 (UNAUDITED)

                                                                                             MARKET
    NUMBER                                                                                    VALUE
 OF SHARES     SECURITY                                                                       (000)
---------------------------------------------------------------------------------------------------
               HUNGARY (0.5%)
    57,200     OTP Bank Ltd. GDR (Regional Banks) *                                        $  1,387
                                                                                           --------

               IRELAND (0.8%)
   150,400     Irish Life & Permanent plc (Other Diversified Financial Services)              2,120
                                                                                           --------

               ITALY (0.5%)
    78,600     RAS S.p.A. (Multi-Line Insurance)                                              1,266
                                                                                           --------

               JAPAN (8.6%)
   175,000     Bridgestone Corp. (Tires & Rubber)                                             2,325
    60,000     Canon, Inc. (Electronic Equipment Manufacturers)                               2,772
   193,100     Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)                               2,610
    74,700     Honda Motor Co. Ltd. (Automobile Manufacturers)                                3,056
       696     Japan Telecom Holdings Co. Ltd. (Integrated
                 Telecommunication Services)                                                  1,761
       702     KDDI Corp. (Integrated Telecommunication Services)                             3,660
    65,100     Nissan Motor Co. Ltd. (Automobile Manufacturers) *                               744
    17,300     Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)                                    651
    78,000     Tokyo Broadcasting System Inc. (Broadcasting & Cable TV)                       1,210
   399,000     Tokyo Gas Co. Ltd. (Gas Utilities)                                             1,366
   104,600     Yamaha Corp. (Consumer Electronics)                                            1,869
                                                                                           --------
                                                                                             22,024
                                                                                           --------

               KOREA (1.9%)
     8,020     Samsung Electronics Co. Ltd. (Semiconductors)                                  3,103
    16,370     Samsung SDI Co. Ltd. (Computer Storage & Peripherals)                          1,661
                                                                                           --------
                                                                                              4,764
                                                                                           --------

               NETHERLANDS (2.4%)
   324,300     Reed Elsevier N.V. (Publishing)                                                3,937
    82,800     STMicroelectronics N.V. (Semiconductors)                                       2,293
                                                                                           --------
                                                                                              6,230
                                                                                           --------

               NORWAY (1.1%)
   313,400     DNB Holdings ASA (Diversified Banks)                                           1,893
    21,400     Gjensidige NOR ASA (Other Diversified Financial Services)                        934
                                                                                           --------
                                                                                              2,827
                                                                                           --------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2003 (UNAUDITED)

                                                                                             MARKET
    NUMBER                                                                                    VALUE
 OF SHARES     SECURITY                                                                       (000)
---------------------------------------------------------------------------------------------------
               SINGAPORE (2.5%)
   289,000     DBS Group Holdings Ltd. (Diversified Banks)                                 $  2,347
 2,346,000     Singapore Telecommunications Ltd. (Integrated
                 Telecommunication Services)                                                  2,436
   226,400     United Overseas Bank Ltd. (Diversified Banks)                                  1,695
                                                                                           --------
                                                                                              6,478
                                                                                           --------

               SPAIN (2.4%)
   137,400     Iberdrola S.A. (Electric Utilities)                                            2,372
   284,612     Telefonica S.A. (Integrated Telecommunication Services)                        3,688
                                                                                           --------
                                                                                              6,060
                                                                                           --------

               SWEDEN (1.4%)
   153,600     Hennes & Mauritz AB "B" (Apparel Retail)                                       3,592
                                                                                           --------

               SWITZERLAND (7.8%)
    80,500     Credit Suisse Group (Diversified Banks)                                        2,675
    13,746     Nestle S.A. (Packaged Foods & Meat)                                            3,199
   127,700     Novartis AG (Pharmaceuticals)                                                  5,399
    30,300     Roche Holdings AG (Pharmaceuticals)                                            2,734
    22,822     Syngenta AG (Specialty Chemicals)                                              1,399
     1,360     Synthes-Stratec, Inc. (Health Care Equipment)                                  1,238
    54,136     UBS AG (Diversified Banks)                                                     3,490
                                                                                           --------
                                                                                             20,134
                                                                                           --------

               UNITED KINGDOM (16.2%)
    68,700     AstraZeneca plc (Pharmaceuticals)                                              3,122
   276,600     BG Group plc (Oil & Gas Exploration & Production)                              1,304
   217,900     BOC Group plc (Diversified Chemicals)                                          3,041
   380,051     BP plc (Oil & Gas Exploration & Production)                                    2,656
   152,100     British Sky Broadcasting Group plc (Broadcasting & Cable TV) *                 1,766
    66,700     Capital Radio plc (Movies & Entertainment)                                       539
   346,000     Diageo plc (Distillers & Vintners)                                             4,320
   107,200     GlaxoSmithKline plc (Pharmaceuticals)                                          2,421
 1,270,000     Granada plc (Broadcasting & Cable TV)                                          2,690
   586,545     Kingfisher plc (Home Improvement Retail)                                       2,785
   124,300     Next plc (Apparel Retail)                                                      2,387
   360,500     Reckitt Benckiser plc (Household Products)                                     7,878
    70,354     Royal Bank Scotland Group plc (Diversified Banks)                              1,966
 1,173,400     Vodafone Group plc (Wireless Telecommunication Services)                       2,698

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2003 (UNAUDITED)

                                                                                             MARKET
    NUMBER                                                                                    VALUE
 OF SHARES     SECURITY                                                                       (000)
---------------------------------------------------------------------------------------------------
   310,100     William Hill plc (Casinos & Gaming)                                         $  2,088
                                                                                           --------
                                                                                             41,661
                                                                                           --------
               Total international stocks (cost: $140,259)                                  170,371
                                                                                           --------

               U.S. STOCKS (32.3%)

               AIR FREIGHT & LOGISTICS (0.5%)
    17,700     FedEx Corp.                                                                    1,287
                                                                                           --------

               APPAREL RETAIL (1.4%)
   158,200     TJX Companies, Inc.                                                            3,574
                                                                                           --------

               COMPUTER HARDWARE (1.7%)
    89,500     Hewlett-Packard Co.                                                            1,941
    27,200     IBM Corp.                                                                      2,463
                                                                                           --------
                                                                                              4,404
                                                                                           --------

               CONSUMER FINANCE (1.0%)
    57,500     American Express Co.                                                           2,628
                                                                                           --------

               DIVERSIFIED COMMERCIAL SERVICES (0.9%)
    86,400     ARAMARK Corp. "B" *                                                            2,346
                                                                                           --------

               ELECTRONIC EQUIPMENT MANUFACTURERS (1.8%)
   133,500     Thermo Electron Corp. *                                                        3,191
    40,100     Waters Corp. *                                                                 1,282
                                                                                           --------
                                                                                              4,473
                                                                                           --------

               FOOTWEAR (1.0%)
    39,300     Nike, Inc. "B"                                                                 2,643
                                                                                           --------

               HEALTH CARE DISTRIBUTORS (1.0%)
    39,800     AmerisourceBergen Corp.                                                        2,519
                                                                                           --------

               HEALTH CARE EQUIPMENT (0.2%)
    27,900     Applied Biosystems Group-Applera Corp.                                           599
                                                                                           --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2003 (UNAUDITED)

                                                                                             MARKET
    NUMBER                                                                                    VALUE
 OF SHARES     SECURITY                                                                       (000)
---------------------------------------------------------------------------------------------------
               HEALTH CARE SERVICES (1.5%)
    43,100     AdvancePCS *                                                                $  2,399
    48,500     Lincare Holdings, Inc. *                                                       1,447
                                                                                           --------
                                                                                              3,846
                                                                                           --------

               HEALTH CARE SUPPLIES (0.7%)
    46,400     Fisher Scientific International, Inc. *                                        1,868
                                                                                           --------

               HOME IMPROVEMENT RETAIL (1.0%)
    71,200     Home Depot, Inc.                                                               2,617
                                                                                           --------

               INDUSTRIAL GASES (2.5%)
    49,800     Air Products & Chemicals, Inc.                                                 2,387
    55,100     Praxair, Inc.                                                                  3,955
                                                                                           --------
                                                                                              6,342
                                                                                           --------

               INTEGRATED OIL & GAS (0.7%)
    29,986     ConocoPhillips                                                                 1,701
                                                                                           --------

               INTEGRATED TELECOMMUNICATION SERVICES (0.8%)
    62,700     Verizon Communications, Inc.                                                   2,055
                                                                                           --------

               MOVIES & ENTERTAINMENT (2.8%)
   282,500     Time Warner, Inc. *                                                            4,599
    65,100     Viacom, Inc. "B"                                                               2,560
                                                                                           --------
                                                                                              7,159
                                                                                           --------

               OIL & GAS DRILLING (0.5%)
    38,000     Noble Corp. *                                                                  1,314
                                                                                           --------

               OTHER DIVERSIFIED FINANCIAL SERVICES (1.5%)
    80,300     Citigroup, Inc.                                                                3,777
                                                                                           --------

               PACKAGED FOODS & MEAT (0.6%)
    34,800     J.M. Smucker Co.                                                               1,598
                                                                                           --------

               PERSONAL PRODUCTS (0.5%)
    21,100     Alberto-Culver Co. "B"                                                         1,289
                                                                                           --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2003 (UNAUDITED)

                                                                                             MARKET
    NUMBER                                                                                    VALUE
 OF SHARES     SECURITY                                                                       (000)
---------------------------------------------------------------------------------------------------
               PHARMACEUTICALS (2.5%)
    80,300     Johnson & Johnson, Inc.                                                     $  3,958
    40,800     Pfizer, Inc.                                                                   1,369
    67,900     Schering-Plough Corp.                                                          1,090
                                                                                           --------
                                                                                              6,417
                                                                                           --------

               RAILROADS (1.5%)
    64,900     Burlington Northern Santa Fe Corp.                                             1,932
    29,300     Union Pacific Corp.                                                            1,866
                                                                                           --------
                                                                                              3,798
                                                                                           --------

               REGIONAL BANKS (1.9%)
    66,700     SouthTrust Corp.                                                               2,145
    39,400     SunTrust Banks, Inc.                                                           2,799
                                                                                           --------
                                                                                              4,944
                                                                                           --------

               RESTAURANTS (0.5%)
    37,400     Yum! Brands, Inc. *                                                            1,290
                                                                                           --------

               SOFT DRINKS (1.4%)
    73,000     PepsiCo, Inc.                                                                  3,513
                                                                                           --------

               SYSTEMS SOFTWARE (1.9%)
    91,900     Microsoft Corp.                                                                2,362
    92,760     Network Associates, Inc. *                                                     1,242
    40,600     Symantec Corp. *                                                               1,333
                                                                                           --------
                                                                                              4,937
                                                                                           --------
               Total U.S. stocks (cost: $75,147)                                             82,938
                                                                                           --------

               MONEY MARKET INSTRUMENTS (2.6%)

               MONEY MARKET FUNDS (0.8%)
   119,442     AIM Short-Term Investment Co. Liquid Assets Portfolio, 1.02%(b,d)                120
 1,945,423     Merrill Lynch Premier Institutional Fund, 1.04%(b,d)                           1,945
                                                                                           --------
                                                                                              2,065
                                                                                           --------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2003 (UNAUDITED)

 PRINCIPAL                                                                                   MARKET
    AMOUNT                                                                                    VALUE
     (000)     SECURITY                                                                       (000)
---------------------------------------------------------------------------------------------------
               REPURCHASE AGREEMENT (0.5%)
    $1,200     CS First Boston Corp., 1.06%, acquired on 11/28/2003 and due 12/01/2003 at $1,200 (collateralized by a $1,130 Freddie Mac Subordinated
                 Note, 5.875%, due 3/21/2011; market value $1,228)(b,c)                    $  1,200
                                                                                           --------

               DISCOUNT NOTE (1.3%)
     3,398     Federal Home Loan Mortgage, 0.95%, 12/01/2003                                  3,398
                                                                                           --------
               Total money market instruments (cost: $6,663)                                  6,663
                                                                                           --------

               TOTAL INVESTMENTS (COST: $222,069)                                          $259,972
                                                                                           ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA WORLD GROWTH FUND
NOVEMBER 30, 2003 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of November 30, 2003.

         (b) Investment was purchased with the cash collateral proceeds received from securities loaned.

         (c) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the resale price of the repurchase agreement.

         (d) Rate represents the money market fund annualized seven-day yield at November 30, 2003.

         * Non-income-producing security for the 12 months preceding November 30, 2003.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2003 (UNAUDITED)

ASSETS

   Investments in securities, at market value (including securities
      on loan of $3,125) (identified cost of $222,069)                         $259,972
   Cash                                                                              11
   Receivables:
      Capital shares sold                                                            54
      Dividends and interest                                                        415
      Securities sold                                                               216
      Other                                                                           1
                                                                               --------
         Total assets                                                           260,669
                                                                               --------

LIABILITIES

   Payables:
      Upon return of securities loaned                                            3,265
      Capital shares redeemed                                                        65
   Accrued management fees                                                          155
   Accrued transfer agent's fees                                                     59
   Other accrued expenses and payables                                              172
                                                                               --------
         Total liabilities                                                        3,716
                                                                               --------
            Net assets applicable to capital shares outstanding                $256,953
                                                                               ========

NET ASSETS CONSIST OF:

   Paid-in capital                                                             $234,667
   Accumulated undistributed net investment income                                  608
   Accumulated net realized loss on investments                                 (16,235)
   Net unrealized appreciation of investments                                    37,903
   Net unrealized appreciation on foreign currency translations                      10
                                                                               --------
            Net assets applicable to capital shares outstanding                $256,953
                                                                               ========

   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                               17,562
                                                                               ========
   Net asset value, redemption price, and offering price per share             $  14.63
                                                                               ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA WORLD GROWTH FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2003 (UNAUDITED)

INVESTMENT INCOME

   Dividends (net of foreign taxes withheld of $133)                $ 1,647
   Interest                                                              20
   Securities lending                                                    13
                                                                    -------
      Total income                                                    1,680
                                                                    -------

EXPENSES

   Management fees                                                      915
   Administrative and servicing fees                                    181
   Transfer agent's fees                                                354
   Custodian's fees                                                      97
   Postage                                                               43
   Shareholder reporting fees                                            67
   Trustees' fees                                                         3
   Registration fees                                                     21
   Professional fees                                                     34
   Other                                                                  3
                                                                    -------
      Total expenses                                                  1,718
   Expenses paid indirectly                                             (30)
                                                                    -------
      Net expenses                                                    1,688
                                                                    -------
NET INVESTMENT LOSS                                                      (8)
                                                                    -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY

   Net realized gain (loss) on:
      Investments                                                     5,996
      Foreign currency transactions                                     (28)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                    22,472
      Foreign currency translations                                     (26)
                                                                    -------
         Net realized and unrealized gain                            28,414
                                                                    -------
   Increase in net assets resulting from operations                 $28,406
                                                                    =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA WORLD GROWTH FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2003 (UNAUDITED),
AND YEAR ENDED MAY 31, 2003


FROM OPERATIONS                                              11/30/2003      5/31/2003
                                                             -------------------------

   Net investment income (loss)                              $       (8)     $     785
   Net realized gain (loss) on investments                        5,996        (10,373)
   Net realized loss on foreign currency transactions               (28)           (82)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                22,472        (17,387)
      Foreign currency translations                                 (26)             7
                                                             -------------------------
         Increase (decrease) in net assets resulting
            from operations                                      28,406        (27,050)
                                                             -------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                              -           (960)
                                                             -------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                     23,399         42,899
   Reinvested dividends                                               -            939
   Cost of shares redeemed                                      (26,189)       (60,510)
                                                             -------------------------
      Decrease in net assets from capital
         share transactions                                      (2,790)       (16,672)
                                                             -------------------------
   Net increase (decrease) in net assets                         25,616        (44,682)

NET ASSETS

      Beginning of period                                       231,337        276,019
                                                             -------------------------
      End of period                                          $  256,953      $ 231,337
                                                             =========================
   Accumulated undistributed net investment income:
      End of period                                          $      608      $     616
                                                             =========================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                                    1,707          3,550
   Shares issued for dividends reinvested                             -             77
   Shares redeemed                                               (1,910)        (5,004)
                                                             -------------------------
      Decrease in shares outstanding                               (203)        (1,377)
                                                             =========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA WORLD GROWTH FUND
NOVEMBER 30, 2003 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this semiannual report pertains only to the USAA World Growth Fund (the Fund). The Fund's investment objective is capital appreciation.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                 2. Investments in open-end investment companies are valued at their net asset value at the end of each business day.

                 3. Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 4. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2003 (UNAUDITED)

                    their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

              D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Obligations pledged as collateral are required to maintain a value equal to or in excess of the resale price of the repurchase agreement and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2003 (UNAUDITED)

              E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

                 2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                 The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                 Separately, net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of May 31, 2004, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

26

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2003 (UNAUDITED)

              F. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                 commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through other fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the six-month period ended November 30, 2003, these fee- offset arrangements reduced the Fund's expenses by $30,000.

              G. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2003 (UNAUDITED)

         equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended November 30, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2004, in accordance with applicable tax law.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2003, the Fund had capital loss carryovers of $14,649,000 for federal income tax purposes which, if not offset by subsequent capital gains, will expire between 2010 and 2011. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2003, were $64,223,000 and $64,416,000, respectively.

         The cost of securities at November 30, 2003, for federal income tax purposes, was approximately the same as that reported in the financial statements.

28

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2003 (UNAUDITED)

         Gross unrealized appreciation and depreciation of investments as of November 30, 2003, were $40,744,000 and $2,841,000, respectively, resulting in net unrealized appreciation of $37,903,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

         At November 30, 2003, the terms of open foreign currency contracts were as follows (in thousands):

                            FOREIGN CURRENCY CONTRACTS TO SELL
---------------------------------------------------------------------------------------
                                        U.S. DOLLAR      IN EXCHANGE       UNREALIZED
EXCHANGE           CONTRACTS TO         VALUE AS OF        FOR U.S.       APPRECIATION/
  DATE               DELIVER             11/30/03           DOLLAR       (DEPRECIATION)
---------------------------------------------------------------------------------------
12/01/03              10,167               $ 93              $ 93             $-
                   Japanese Yen
12/02/03              10,156                 93                93              -
                   Japanese Yen
12/03/03              3,337                  30                30              -
                   Japanese Yen
---------------------------------------------------------------------------------------
                                           $216              $216             $-
---------------------------------------------------------------------------------------

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           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2003 (UNAUDITED)

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of November 30, 2003, the Fund loaned securities having a fair market value of approximately $3,125,000 and received cash collateral of $3,265,000 for the loans. The cash collateral was invested in money market instruments, as noted in the Fund's portfolio of investments.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and provides portfolio management oversight of the Fund's assets managed by a subadviser. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Global Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Global Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

30

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           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2003 (UNAUDITED)

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                    +/- 0.04%
+/- 4.01% to 7.00%                    +/- 0.05%
+/- 7.01% and greater                 +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 For the six-month period ended November 30, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $915,000, which included a performance adjustment of $8,000.

              B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with MFS Investment Management
                 (MFS), under which MFS directs the investment

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           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2003 (UNAUDITED)

                 and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays MFS a subadvisory fee.

              C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $181,000.

              D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23.00 per shareholder account plus out-of-pocket expenses. For the six-month period ended November 30, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $354,000.

              E. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

32

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2003 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                           SIX-MONTH
                                          PERIOD ENDED
                                          NOVEMBER 30,                        YEAR ENDED MAY 31,
                                        -------------------------------------------------------------------------------
                                              2003             2003          2002          2001         2000       1999
                                        -------------------------------------------------------------------------------
Net asset value at beginning of period  $    13.02       $    14.42    $    15.90    $    20.61    $   18.11  $   18.36
                                        -------------------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income (loss)                (.00)(a,d)        .04           .03           .07          .05        .10
  Net realized and unrealized
    gain (loss)                               1.61(a)         (1.39)        (1.43)        (3.70)        3.94        .27
                                        -------------------------------------------------------------------------------
Total from investment operations              1.61(a)         (1.35)        (1.40)        (3.63)        3.99        .37
                                        -------------------------------------------------------------------------------
Less distributions:
  From net investment income                     -             (.05)         (.07)         (.07)        (.06)      (.10)
  From realized capital gains                    -                -          (.01)        (1.01)       (1.43)      (.52)
                                        -------------------------------------------------------------------------------
Total distributions                              -             (.05)         (.08)        (1.08)       (1.49)      (.62)
                                        -------------------------------------------------------------------------------
Net asset value at end of period        $    14.63       $    13.02    $    14.42    $    15.90    $   20.61  $   18.11
                                        ===============================================================================
Total return (%)*                            12.37            (9.32)        (8.79)       (18.83)       22.59       2.06
Net assets at end of period (000)       $  256,953       $  231,337    $  276,019    $  320,269    $ 414,470  $ 326,702
Ratio of expenses to
  average net assets (%)**                    1.42(b,c)        1.53(c)       1.40(c)       1.14(c)      1.12       1.16
Ratio of net investment income (loss)
  to average net assets (%)**                 (.01)(b)          .35           .21           .41          .39        .55
Portfolio turnover (%)                       27.17           138.42         51.18         38.30        39.20      51.19

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 ** For the six-month period ended November 30, 2003, average net assets were $241,921,000.
(a) Calculated using average shares. For the six-month period ended November 30, 2003, average shares were 17,630,000.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total expenses, excluding any fee-offset arrangements, which decreased the Fund's expense ratios as follows:
                                              (.02)%              -             -             -          N/A        N/A
(d) Represents less than $.01 per share.

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

             TRUSTEES Robert G. Davis, CHAIRMAN OF THE BOARD Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

       ADMINISTRATOR,        USAA Investment Management Company
  INVESTMENT ADVISER,        P.O. Box 659453
         UNDERWRITER,        San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

  INDEPENDENT AUDITOR        Ernst & Young LLP
                             100 West Houston St., Suite 1900
                             San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND        (from touch-tone phones only)
       USAA TOUCHLINE        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
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                                                                  Paper

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                                     INSURANCE o MEMBER SERVICES

23412-0104                                   (C)2004, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE. This item must be disclosed only in annual reports with fiscal years on or after December 15, 2003.



ITEM 5-6.  (RESERVED)



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.



ITEM 8.  (RESERVED)



ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.